Inflation Managed Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Corporate Bonds (19.8%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.4%)
Glencore Funding LLC 5.200%, 7/1/33 144A	1,545,000	1,547

Total		1,547

Communications (0.7%)
Alphabet, Inc.
4.400%, 2/15/33	785,000	775
4.800%, 2/15/36	545,000	543
Amazon.com, Inc.
4.550%, 3/13/33	530,000	525
4.875%, 3/13/36	435,000	431
Meta Platforms, Inc. 4.600%, 11/15/32	880,000	871

Total		3,145

Consumer, Cyclical (0.4%)
Lowe’s Companies, Inc. 4.250%, 3/15/31	1,601,000	1,571

Total		1,571

Consumer, Non-cyclical (2.7%)
Abbott Laboratories 4.000%, 3/15/31	1,720,000	1,693
AbbVie, Inc. 4.125%, 3/15/31	1,845,000	1,818
Amgen, Inc. 5.250%, 3/2/33	1,605,000	1,647
Augusta SpinCo Corp. 4.945%, 3/23/33	1,550,000	1,545
CVS Health Corp.
5.125%, 2/21/30	1,075,000	1,090
5.250%, 2/21/33	630,000	637
HCA, Inc. 5.250%, 3/1/30	1,755,000	1,791
Royalty Pharma PLC 4.450%, 3/25/31	1,325,000	1,307

Total		11,528

Energy (0.8%)
Cheniere Energy, Inc. 5.200%, 7/30/36 144A	153,000	152
EOG Resources, Inc. 4.400%, 1/15/31	2,217,000	2,201
Targa Resources Corp. 4.350%, 1/15/29	145,000	144
Western Midstream Operating LP 4.800%, 3/1/31	839,000	830

Total		3,327

Corporate Bonds (19.8%)	Shares/ Par +	Value $ (000’s)
Financial (9.9%)
ABN AMRO Bank NV 3.324%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 1.900%), 3/13/37 144A α	1,200,000	1,071
Allianz SE 6.350%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.232%), 9/6/53 144A α	600,000	625
Atlas Warehouse Lending Co. LP
4.950%, 11/15/30 144A	400,000	392
6.250%, 1/15/30 144A	825,000	849
The Bank of New York Mellon Corp. 4.026%, (US SOFR plus 0.634%), 1/22/30 α	1,270,000	1,257
Capital One Financial Corp.
2.359%, (US SOFR plus 1.337%), 7/29/32 α	985,000	849
7.624%, (US SOFR plus 3.070%), 10/30/31 α	3,110,000	3,435
The Charles Schwab Corp. 4.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.168%), 6/1/26 µ, α	1,289,000	1,280
Citibank NA 4.876%, (US SOFR plus 0.712%), 11/19/27 α	3,850,000	3,863
Citigroup, Inc. 5.827%, (US SOFR plus 2.056%), 2/13/35 α	420,000	426
Credit Agricole SA 4.656%, (US SOFR plus 1.170%), 1/12/32 144A α	1,057,000	1,043
Equinix Asia Financing Corp. Pte., Ltd. 4.400%, 3/15/31	780,000	764
Fortitude Global Funding 4.625%, 10/6/28 144A	936,000	927
GA Global Funding Trust 5.200%, 12/9/31 144A	1,070,000	1,048
The Goldman Sachs Group, Inc.
4.516%, ( US SOFR plus 0.960%), 1/21/32 α	915,000	901
4.939%, (US SOFR plus 1.330%), 10/21/36 α	970,000	939
5.065%, ( US SOFR plus 1.190%), 1/21/37 α	300,000	293
Goldman Sachs Private Credit Corp. 5.050%, 2/23/28 144A	645,000	635
HPS Corporate Lending Fund 4.900%, 9/11/28 144A	535,000	521
Jefferies Financial Group, Inc. 5.500%, 2/15/36	898,000	862
JPMorgan Chase & Co.
4.995%, (US SOFR plus 1.125%), 7/22/30 α	1,040,000	1,055
5.299%, (US SOFR plus 1.450%), 7/24/29 α	2,340,000	2,384
Ladder Capital Finance LLLP / Ladder Capital Finance Corp. 7.000%, 7/15/31 144A	1,095,000	1,132
Loews Corp. 4.940%, 4/1/36	420,000	411
MetLife, Inc. 6.400%, 12/15/66	865,000	883

Inflation Managed Portfolio

Corporate Bonds (19.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Morgan Stanley 4.892%, (US SOFR plus 1.314%), 10/22/36 α	250,000	242
Morgan Stanley Private Bank NA 4.213%, (US SOFR plus 0.762%), 2/8/30 α	1,245,000	1,232
North Haven Private Income Fund LLC 5.125%, 9/25/28 144A	1,105,000	1,076
Prologis Targeted US Logistics Fund LP 4.625%, 3/15/33 144A	1,520,000	1,478
Royal Bank of Canada 4.696%, (US SOFR plus 1.060%), 8/6/31 α	801,000	799
Takeoff Merger Sub, Inc. 4.850%, 3/24/31 144A	610,000	602
The Toronto-Dominion Bank 4.109%, 10/13/28	2,390,000	2,377
Truist Bank 4.144%, (US SOFR plus 0.662%), 1/27/29 α	1,045,000	1,039
Wells Fargo & Co.
4.182%, (US SOFR plus 0.740%), 1/23/30 α	1,310,000	1,298
4.970%, (US SOFR plus 1.370%), 4/23/29 α	1,940,000	1,957
5.605%, (US SOFR plus 1.740%), 4/23/36 α	120,000	123
6.303%, (US SOFR plus 1.790%), 10/23/29 α	170,000	177
Zions Bancorp NA 4.483%, (US SOFR plus 1.055%), 2/9/29 α	1,480,000	1,469

Total		41,714

Industrial (0.8%)
Eaton Corp. 4.200%, 3/6/31	1,505,000	1,483
Honeywell Aerospace, Inc. 4.950%, 3/16/36 144A	1,078,000	1,070
Textron, Inc. 4.950%, 3/15/36	627,000	610

Total		3,163

Technology (1.3%)
Intel Corp. 2.450%, 11/15/29	1,655,000	1,538
Oracle Corp. 4.450%, 9/26/30	2,701,000	2,603
Salesforce, Inc.
4.900%, 9/15/31	645,000	644
5.200%, 3/15/33	475,000	474

Total		5,259

Utilities (2.8%)
Black Hills Corp. 4.550%, 1/31/31	2,895,000	2,864
Consumers Energy Co. 4.500%, 1/15/31	2,532,000	2,535
Duke Energy Florida LLC 4.200%, 12/1/30	444,000	439
Evergy Kansas Central, Inc. 4.700%, 3/13/28	815,000	819
Jersey Central Power & Light Co. 4.400%, 1/15/31 144A	2,009,000	1,980

Corporate Bonds (19.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Oncor Electric Delivery Co. LLC 4.300%, 5/15/28	1,595,000	1,595
Wisconsin Electric Power Co. 4.150%, 10/15/30	1,524,000	1,503

Total		11,735

Total Corporate Bonds (Cost: $83,820)		82,989

Governments (53.4%)
Governments (53.4%)
Australian Government Bond
1.000%, 12/21/30 AUD §, ∞	3,000,000	1,750
1.000%, 11/21/31 AUD §, ∞	1,600,000	902
1.500%, 6/21/31 AUD ∞	3,000,000	1,766
1.750%, 11/21/32 AUD §, ∞	1,800,000	1,028
Eagle Funding Luxco SARL 5.500%, 8/17/30 144A	618,000	621
New Zealand Government Bond 4.250%, 5/15/36 NZD ∞	7,850,000	4,335
Saudi Government International Bond 4.875%, 1/12/36 144A	1,050,000	1,022
US Treasury Inflation Index Bond
0.125%, 2/15/51	7,931,976	4,216
0.125%, 1/15/30 ß	2,679,744	2,565
0.125%, 7/15/30	570,794	543
0.125%, 1/15/31	11,680,955	10,981
0.125%, 7/15/31	21,270,727	19,872
0.125%, 1/15/32	9,467,724	8,712
0.250%, 2/15/50	6,729,534	3,807
0.625%, 7/15/32	12,032,583	11,352
0.625%, 2/15/43	8,246,652	6,073
0.750%, 2/15/42	7,750,361	5,968
0.750%, 2/15/45	18,119,507	13,011
0.875%, 1/15/29 ß	2,575,920	2,557
0.875%, 2/15/47	5,995,218	4,251
1.000%, 2/15/46	5,284,241	3,917
1.000%, 2/15/48	3,692,668	2,651
1.000%, 2/15/49	3,682,048	2,605
1.125%, 1/15/33	1,987,021	1,914
1.375%, 7/15/33	20,238,309	19,782
1.375%, 2/15/44	10,856,290	8,967
1.500%, 2/15/53	2,516,338	1,928
1.625%, 10/15/29	775,163	787
1.625%, 4/15/30	408,652	413
1.750%, 1/15/34	4,126,122	4,109
1.875%, 7/15/34	18,189,347	18,278
1.875%, 7/15/35	36,167,802	35,990
1.875%, 1/15/36	8,437,352	8,336
2.125%, 2/15/54	445,057	392
2.125%, 1/15/35	927,450	943
2.125%, 2/15/41	3,743,811	3,622
3.875%, 4/15/29	3,956,520	4,267

Total		224,233

Total Governments (Cost: $252,099)		224,233

Inflation Managed Portfolio

Municipal Bonds (0.1%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	485,000	429

Total Municipal Bonds (Cost: $487)		429

Structured Products (21.9%)
Asset Backed Securities (5.1%)
Blackbird Capital Aircraft, Series 2021-1A, Class A 2.443%, 7/15/46 144A	614,182	582
Ellington Financial Mortgage Trust, Series 2025-CES1, Class A1B 6.877%, (AFC), 1/25/60 144A Σ	1,002,279	1,008
Flexential Issuer LLC, Series 2026-4A, Class A2 6.000%, 3/25/61 144A Æ	1,055,675	1,045
Instar Leasing V LLC, Series 2026-1A, Class A 5.250%, 4/17/56 144A	1,055,000	1,054
JP Morgan Mortgage Trust, Series 2026- CES1, Class A1A 5.924%, (AFC), 6/25/56 144A Σ	2,159,080	2,142
JP Morgan Mortgage Trust, Series 2026- CES1, Class A2 6.247%, (AFC), 6/25/56 144A Σ	2,250,000	2,231
MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2 5.273%, 4/20/56 144A	1,231,216	1,232
RCKT Mortgage Trust, Series 2024-CES6, Class A1B 6.546%, (AFC), 9/25/44 144A Σ	1,093,575	1,096
RNL PH Owner LLC 4.910%, 3/20/56 144A	914,751	900
Santander Mortgage Asset Receivables Trust, Series 2025-CES1, Class A1A 6.036%, (AFC), 9/25/55 144A Σ	1,155,649	1,150
Santander Mortgage Asset Receivables Trust, Series 2026-CES1, Class A1A 5.876%, (AFC), 1/25/56 144A Σ	1,597,484	1,585
Santander Mortgage Asset Receivables Trust, Series 2026-CES1, Class A1B 5.977%, (AFC), 1/25/56 144A Σ	2,433,091	2,412
Stack Infrastructure Issuer LLC 5.000%, 3/27/56 144A	1,424,587	1,371
Subway Funding LLC, Series 2024-1A, Class A2II 6.268%, 7/30/54 144A	547,075	552
SVC ABS LLC, Series 2026-1A, Class A 5.157%, 3/20/56 144A	937,341	929
Switch ABS Issuer LLC, Series 2024-2A, Class A2 5.436%, 6/25/54 144A	625,000	613
VB-S1 Issuer LLC, Series 2026-1A, Class C2 4.693%, 3/15/56 144A	1,745,000	1,714

Total		21,616

Mortgage Securities (16.8%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	294,141	273
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	36,725	36

Structured Products (21.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	171,754	157
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	132,119	121
BANK5 Trust, Series 2024-5YR6, Class A3 6.225%, 5/15/57	818,000	851
BANK5, Series 2026-5YR21, Class AS 5.844%, (AFC), 4/15/59	1,656,000	1,707
BBCMS Mortgage Trust, Series 2024-5C27, Class A3 6.014%, 7/15/57	400,000	415
Benchmark Mortgage Trust, Series 2023-V4, Class B 7.460%, 11/15/56	1,170,000	1,228
Benchmark Mortgage Trust, Series 2024-V8, Class A3 6.189%, (AFC), 7/15/57	1,412,000	1,468
BFLD Trust, Series 2025-FPM, Class A 4.677%, (CSTR), 10/10/40 144A	1,737,000	1,743
BMO Mortgage Trust, Series 2023-5C2, Class B 7.244%, (CSTR), 11/15/56	1,744,000	1,820
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B 5.024%, (CSTR), 11/5/42 144A	1,223,000	1,215
Bravo Residential Funding Trust, Series 2025- NQM9, Class A3 6.551%, (AFC), 9/25/65 144A Σ	1,324,715	1,323
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4 6.000%, (AFC), 10/25/55 144A	548,444	551
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A 6.000%, (AFC), 2/25/55 144A	312,995	314
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4 6.000%, (AFC), 6/25/55 144A	988,349	992
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4 5.500%, (AFC), 9/25/55 144A	495,828	496
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6 5.500%, (AFC), 9/25/55 144A	87,436	87
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A 5.500%, (AFC), 7/25/56 144A	1,203,088	1,204
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A 5.500%, (AFC), 6/25/56 144A	1,613,224	1,614
Citigroup Mortgage Loan Trust, Series 2024- CMI1, Class A11 5.500%, (AFC), 6/25/54 144A	826,863	827
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	37,846	35
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	220,889	199

Inflation Managed Portfolio

Structured Products (21.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Cross Mortgage Trust, Series 2025-H5, Class A2 6.762%, (AFC), 7/25/70 144A Σ	1,459,939	1,465
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class B 4.938%, (CSTR), 2/10/43 144A	1,742,000	1,716
Federal Home Loan Mortgage Corp.
4.000%, 11/1/52	3,512,809	3,345
4.500%, 10/1/52	1,166,488	1,131
5.000%, 6/1/53	2,296,667	2,277
5.500%, 10/1/54	2,971,459	2,998
GCAT Trust, Series 2024-INV3, Class A6 5.500%, (AFC), 9/25/54 144A	498,341	499
GGP Trust, Series 2026-TY, Class B 4.893%, (CSTR), 3/5/43 144A	1,397,000	1,371
Government National Mortgage Association
4.000%, 4/20/54	4,337,965	4,075
5.000%, 8/20/53	5,242,403	5,214
GS Mortgage-Backed Securities Trust, Series 2025-PJ10, Class A5 5.000%, (AFC), 4/25/56 144A	618,787	614
HOMES, Series 2025-AFC3, Class A1 4.932%, 8/25/60 144A	942,436	939
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.526%, (AFC), 10/25/29 144A	55,050	54
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	464,639	427
JP Morgan Mortgage Trust, Series 2023-7, Class A4A 5.500%, (AFC), 2/25/54 144A	974,262	975
JP Morgan Mortgage Trust, Series 2024-10, Class A4 5.500%, (AFC), 3/25/55 144A	586,267	587
JP Morgan Mortgage Trust, Series 2024-10, Class A6 5.500%, (AFC), 3/25/55 144A	318,342	318
JP Morgan Mortgage Trust, Series 2024-5, Class A6 6.000%, (AFC), 11/25/54 144A	217,122	217
JP Morgan Mortgage Trust, Series 2024-6, Class A6 6.000%, (AFC), 12/25/54 144A	57,109	57
JP Morgan Mortgage Trust, Series 2024-9, Class A6 5.500%, (AFC), 2/25/55 144A	127,341	127
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4 6.000%, (AFC), 4/25/55 144A	604,689	607
JP Morgan Mortgage Trust, Series 2025- 7MPR, Class A1D 6.324%, (AFC), 2/25/56 144A Σ	866,019	863
JP Morgan Mortgage Trust, Series 2025- NQM3, Class A1B 6.495%, (AFC), 11/25/65 144A Σ	1,759,099	1,762
JP Morgan Mortgage Trust, Series 2026- ACES1, Class A2 5.161%, (AFC), 4/25/66 144A	1,857,000	1,838

Structured Products (21.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1 6.000%, 3/25/55 144A	661,176	666
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM10, Class A1LC 6.241%, (AFC), 11/25/70 144A Σ	2,425,000	2,415
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A2 5.250%, (AFC), 2/25/65 144A Σ	650,538	629
New Residential Mortgage Loan Trust, Series 2025-NQM7, Class A1 6.163%, (AFC), 10/26/65 144A Σ	1,050,000	1,047
OBX Trust, Series 2025-NQM16, Class A1B 5.905%, (AFC), 8/25/65 144A Σ	2,033,081	2,020
PMT Loan Trust, Series 2025-J2, Class A9 5.500%, (AFC), 8/25/56 144A	1,596,827	1,596
Provident Funding Mortgage Trust, Series 2024-1, Class A3 5.500%, (AFC), 12/25/54 144A	1,171,510	1,172
RATE Mortgage Trust, Series 2024-J3, Class A8 5.500%, (AFC), 10/25/54 144A	130,902	131
Santander Mortgage Asset Receivables Trust, Series 2026-NQM1, Class A1 4.947%, 11/25/65 144A	1,157,103	1,150
Santander Mortgage Asset Receivables Trust, Series 2026-NQM2, Class A1 4.704%, 1/25/66 144A	1,153,413	1,141
Santander Mortgage Asset Receivables Trust, Series 2026-NQM2, Class A3 5.111%, (AFC), 1/25/66 144A Σ	2,257,745	2,233
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	854,966	779
Sequoia Mortgage Trust, Series 2024-10, Class A11 5.500%, (AFC), 11/25/54 144A	242,790	242
Sequoia Mortgage Trust, Series 2024-10, Class A5 5.500%, (AFC), 11/25/54 144A	314,061	314
Sequoia Mortgage Trust, Series 2024-6, Class A11 6.000%, (AFC), 7/27/54 144A	132,690	133
Sequoia Mortgage Trust, Series 2024-9, Class A5 5.500%, (AFC), 10/25/54 144A	385,896	386
Sequoia Mortgage Trust, Series 2025-6, Class A5 5.500%, (AFC), 7/25/55 144A	297,702	298
Sequoia Mortgage Trust, Series 2025-8, Class A4 5.500%, (AFC), 9/25/55 144A	1,120,852	1,122
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	376,751	355
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	394,022	361

Inflation Managed Portfolio

Structured Products (21.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	103,757	101

Total		70,443

Total Structured Products (Cost: $92,443)		92,059

Short-Term Investments (4.5%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (4.5%)
HQLA Funding LLC 0.000%, 4/1/26	9,400,000	9,399
Regatta Funding Co. LLC 0.000%, 4/1/26	9,400,000	9,399

Total		18,798

Total Short-Term Investments (Cost: $18,800)		18,798

Total Investments (99.7%) (Cost: $447,649)@		418,508

Other Assets, Less Liabilities (0.3%)		1,293

Net Assets (100.0%)		419,801

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Short	USD	2,200	22	6/26	$2,443	$(7)	$(5)
Two-Year US Treasury Note Future	Long	USD	7,400	37	6/26	7,675	20	3
US Treasury Long Bond Future	Short	USD	5,700	57	6/26	6,491	172	(22)

							$185	$(24)

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	2.073%	8/27	3,500	USD	$–	$552	$552	$(1)
CPURNSA	2.145%	11/27	5,000	USD	–	730	730	–π
CPURNSA	2.415%	2/28	2,500	USD	–	58	58	–π
CPURNSA	2.565%	4/28	1,500	USD	–	19	19	–π
CPURNSA	2.370%	2/29	13,400	USD	–	222	222	(2)
CPURNSA	2.386%	8/29	12,000	USD	–	126	126	(2)
CPURNSA	1.800%	10/29	3,700	USD	–	659	659	(1)
CPURNSA	2.523%	11/29	2,200	USD	–	13	13	–π
CPURNSA	1.884%	11/29	2,000	USD	–	340	340	–π
CPURNSA	2.464%	12/29	3,000	USD	–	25	25	(1)
CPURNSA	2.438%	2/30	9,500	USD	–	184	184	(3)
CPURNSA	2.563%	2/30	8,200	USD	–	21	21	(2)
CPURNSA	1.291%	5/30	2,000	USD	–	459	459	(2)
CPURNSA	1.629%	6/30	2,000	USD	–	418	418	(1)
CPURNSA	2.663%	8/30	1,200	USD	–	(1)	(1)	–π
CPURNSA	2.663%	8/30	8,300	USD	1	(30)	(29)	(3)
CPURNSA	2.498%	9/31	7,000	USD	–	564	564	(5)
CPURNSA	2.420%	5/32	4,500	USD	1	12	13	(4)
CPURNSA	2.619%	3/33	5,500	USD	–	(4)	(4)	(5)
CPURNSA	2.495%	5/33	3,500	USD	–	19	19	(4)
CPURNSA	2.650%	8/33	8,500	USD	–	(83)	(83)	(5)
CPURNSA	2.485%	2/34	3,400	USD	–	7	7	(1)
CPURNSA	2.599%	9/35	3,800	USD	1	(54)	(53)	–π
CPURNSA	2.475%	2/29	6,000	USD	1	31	32	(1)
CPURNSA	2.533%	11/30	5,000	USD	1	(3)	(2)	(2)
CPURNSA	2.495%	11/35	4,000	USD	1	(26)	(25)	1
CPURNSA	2.366%	2/31	5,000	USD	1	36	37	(3)
CPURNSA	2.397%	3/33	3,500	USD	1	12	13	(3)
CPURNSA	2.367%	2/31	2,000	USD	1	14	15	(1)

Inflation Managed Portfolio

Total Return Swaps - Receive Floating Rate (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)		Variation Margin(000’s)
CPURNSA	2.529%	3/31	1,700	USD	1	(1)	–	π	(1)
					$10	$4,319	$4,329		$(52)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$1	$3	$4	$(53)	$(27)	$(80)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America NA	AUD	7,787	5,367	6/17/26	$179	$—	$179
Buy	Morgan Stanley Bank, NA	GBP	6,175	8,172	6/17/26	—	(93)	(93)
Sell	Bank of America NA	GBP	6,175	8,172	6/17/26	139	—	139
Buy	Morgan Stanley Bank, NA	NZD	133	76	6/17/26	—	(1)	(1)
Sell	Goldman Sachs International	NZD	7,577	4,366	6/17/26	159	—	159
						$477	$(94)	$383

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.240%	4/27	3,500	$455	$455
CPURNSA	Bank of America NA	2.218%	4/27	2,000	265	265
CPURNSA	Bank of America NA	2.235%	4/27	2,000	261	261
CPURNSA	Bank of America NA	2.235%	5/27	5,000	655	655
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(203)	(203)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(107)	(107)
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	1,174	1,174
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	411	411
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	398	398
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	530	530
					$3,839	$3,839

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$477	$4,149	$4,626	$(94)	—	$(310)	$(404)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026 the value of these securities (in thousands) was $83,321 representing 19.9% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.

Inflation Managed Portfolio

µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2026, the aggregate value of these securities was $3,680 (in thousands), representing 0.9% of net assets.

ß	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $447,659 and the net unrealized depreciation of investments based on that cost was $20,415 which is comprised of $10,710 aggregate gross unrealized appreciation and $31,125 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$82,989	$—
Governments	—	224,233	—
Municipal Bonds	—	429	—
Structured Products
Asset Backed Securities	—	20,571	1,045
Mortgage Securities	—	70,443	—
Short-Term Investments	—	18,798	—
Other Financial Instruments^
Futures	192	—	—
Forward Foreign Currency Contracts	—	477	—
Total Return Swaps	—	8,675	—
Total Assets:	$192	$426,615	$1,045
Liabilities:
Other Financial Instruments^
Futures	(7)	—	—
Forward Foreign Currency Contracts	—	(94)	—
Total Return Swaps	—	(507)	—
Total Liabilities:	$(7)	$(601)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2026.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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